PROPERTY, PLANT AND EQUIPMENT (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Property, Plant and Equipment
Total	$ 7,636		$ 7,165
Less accumulated depreciation	(3,980)		(3,655)
Net	3,656	[1]	3,510	[1]
Depreciation expense	375		374		340
Depreciation expense related to discontinued operations	5				1
Land
Property, Plant and Equipment
Total	151		148
Buildings
Property, Plant and Equipment
Total	666		629
Plant and equipment
Property, Plant and Equipment
Total	6,270		6,058
Construction in progress
Property, Plant and Equipment
Total	549		330
Assets under capital lease
Property, Plant and Equipment
Total	1		2
Less accumulated depreciation			$ (1)

[1]	At December 31, 2012 and 2011, respectively, $28 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $38 and $29 of accounts and notes receivable (net), $55 and $47 of inventories, nil and $1 of other current assets, $378 and $403 of property, plant and equipment (net), $19 and $23 of intangible assets (net), $28 and $21 of other noncurrent assets, $76 and $55 of accounts payable, $26 and $21 of accrued liabilities, $193 and $16 of current portion of debt, $77 and $264 of long-term debt, and $101 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."